Marketable Securities	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
Marketable Securities
15. Marketable Securities

At December 31, 2021 and 2022 the Company held marketable securities classified as available-for-sale securities as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,274	3	(19)	$1,258
Government debentures	$1,157	-	(368)	$789
Corporate debentures	$16,307	$13	$(1,554)	$14,766
	18,738	$16	$(1,941)	$16,813

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Realized Losses	Fair Value

Mutual funds	$1,252	22	-	$-	$1,274
Government debentures	$1,894	23	-	$(9)	$1,908
Corporate debentures	$15,617	$24	$(228)	$(131)	$15,282
	18,763	$69	$(228)	$(140)	$18,464

The Following table summarizes the Compnay's marketable securities by contractual maturities:

December 31, 2022
(in thousands)
Within one year	200
After one year through five years	3,323
After 5 years through 10 years	2,978
After 10 years	980
7,481

As of December 31, 2022 the Company invests in marketable securities without a single maturity date in the amount of $9,332.

The following table presents fair value and gross unrealized losses of the Company's marketable securities, which have been in a continuous loss position for 12 months or longer:

	December 31, 2022		December 31, 2021
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	1,258	(19)	-	-
Government debentures	789	(368)	11,409	(215)
Corporate debentures	3,308	(315)	-	-
Total	5,355	(702)	11,409	(215)

The following table presents fair value and gross unrealized losses of the Company's marketable securities, which have been in a continuous loss position for up than 12 months:

	December 31, 2022		December 31, 2021
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	-	-	-	-
Government debentures	-	-	-	-
Corporate debentures	10,447	(1,239)	423	(13)
Total	10,447	(1,239)	423	(13)

For the year ended December 31,2022 the unrealized losses related to marketable securities were as a result of market fluctuations and not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sales marketable securities.